STOCKHOLDERS' EQUITY (Warrant Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STOCKHOLDERS' EQUITY [Abstract]
Balance	144,000	15,191,108
Exercised		(13,294,775)	(2,142,959)
Expired		(1,752,333)
Balance	144,000	144,000	15,191,108
Balance, Exercise Price	$ 6.00
Exercised		$ 5.00	$ 5.00
Balance, Exercise Price	$ 6.0	$ 6.00
Terms, outstanding	1 year 10 months 24 days	2 years 10 months 24 days